Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Summary of Basic Earnings (Loss) per Share
(a)
Basic earnings (loss) per share for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In won and number of shares)		2023	2024	2025
Profit (loss) for the year	~~W~~	(2,733,741,837,803)	(2,562,606,429,762)	226,311,788,315
Weighted-average number of common stocks outstanding		380,884,673	471,252,355	500,000,000
Basic earnings (loss) per share	~~W~~	(7,177)	(5,438)	453